Other Payables - Schedule of Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other payables [Abstract]
Professional fee payable	$ 2,672,221	$ 5,220,515
Salaries and bonuses payable	2,924,872	2,312,157
Brand promotion/advertising fees payable	20,083	266,726
Labor and health insurance payable	309,389	281,123
Sales tax payable	192,892	389,459
Other expense payable	1,168,156	569,104
Total	$ 7,287,613	$ 9,039,084